Cohen & Steers Preferred Securities and Income SMA Shares, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

March 2, 2026

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attn: Filing desk

Re: Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (File Nos. 333-228552; 811-23393)

Ladies and Gentlemen:

On behalf of Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that (a) the form of Prospectus and Statement of Additional Information dated March 1, 2026 being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 9 to the Corporation’s Registration Statement, and (b) that Post-Effective Amendment No. 9 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-26-076021) on February 26, 2026.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9347.

Sincerely,

/s/ Dana A. DeVivo

Dana A. DeVivo

Secretary and Chief Legal Officer